Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes Payable [Abstract]
Schedule of Convertible Notes	The balance of the convertible notes as of June 30, 2024 and December 31, 2023 is as follows:
	June 30,	December 31,
	2024	2023
Convertible notes payable	$44,939	$57,252
Less: Discount	(4,958)	(9,916)
Convertible notes payable, net	$39,981	$35,023
The balance of the convertible notes as of December 31, 2023 and December 31, 2022 is as follows:
	December 31,	December 31,
	2023	2022
Convertible notes payable	$44,939	$57,252
Less: Discount	9,916	19,833
Convertible notes payable, net	$35,023	$37,419

Schedule of Promissory Notes	The balance of the promissory notes as of June 30, 2024 and December 31, 2023 is as follows:
	June 30,	December 31,
	2024	2023
Promissory notes payable	$19,722,931	$19,722,931
Promissory notes payable-related party	7,800	7,800
Less: Discount	(65,506)	(2,100,966)
Less: Deferred finance costs	-	(15,798)
Promissory notes payable, net	$19,665,225	$17,613,966
The balance of the promissory as of December 31, 2023 and December 31, 2022 is as follows:
	December 31,	December 31,
	2023	2022
Promissory notes payable	$19,730.731	$20,237,559
Less: Discount	2,100,966	5,117,631
Less: Deferred finance costs	15,798	49,132
Promissory notes payable, net	$17,613,966	$15,070,796

Schedule of Fair Values of the Embedded Convertible Notes Derivatives and Tainted Convertible Notes Using the Lattice Valuation	The Company determined the fair values of the embedded convertible notes derivatives and tainted convertible notes using the lattice valuation model with the following assumptions:
June 30,
2024
Common stock issuable	124,343
Market value of common stock on measurement date	$0.035
Adjusted exercise price	$0.06
Risk free interest rate	5.01%
Instrument lives in years	0.50 Year
Expected volatility	99.80%
Expected dividend yields	None
The Company determined the fair values of the embedded convertible notes derivatives and tainted convertible notes using the lattice valuation model with the following assumptions:
December 31,
2023
Common stock issuable	293,973
Market value of common stock on measurement date	$0.0073
Adjusted exercise price	$0.06
Risk free interest rate	4.75%
Instrument lives in years	1.00 Year
Expected volatility	83%
Expected dividend yields	None

Schedule of Fair Value of the Derivative Liability	The balance of the fair value of the derivative liability as of June 30, 2024 and December 31, 2023 is as follows:
Balance at December 31, 2022	$6,944
Additions	-
Fair value loss	(3,450)
Conversions	(1,348)
Balance at December 31, 2023	2,146
Additions	-
Fair value loss	2,206
Conversions	-
Balance at June 30, 2024	$4,352
The balance of the fair value of the derivative liability as of December 31, 2023 and December 31, 2022 is as follows:
Balance at December 31, 2021	$20,442
Additions	-
Fair value loss	(10,856)
Conversions	(2,642
Balance at December 31, 2022	6,944
Additions	-
Fair value gain	(3,450)
Conversions	(1,348)
Balance at December 31, 2023	$2,146